POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JANUARY 12, 2012 TO THE
PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Dynamic Banking Portfolio
PowerShares Dynamic Biotechnology & Genome Portfolio
PowerShares Dynamic Building & Construction Portfolio
PowerShares Dynamic Energy Exploration & Production Portfolio
PowerShares Dynamic Food & Beverage Portfolio
PowerShares Dynamic Insurance Portfolio
PowerShares Dynamic Leisure and Entertainment Portfolio
PowerShares Dynamic Media Portfolio
PowerShares Dynamic Networking Portfolio
PowerShares Dynamic Oil & Gas Services Portfolio
PowerShares Dynamic Pharmaceuticals Portfolio
PowerShares Dynamic Retail Portfolio
PowerShares Dynamic Semiconductors Portfolio
PowerShares Dynamic Software Portfolio

Effective immediately, the following language is inserted on page 91 immediately following the section titled "Additional Information About the Funds' Strategies and Risks—Non-Principal Investment Strategies—Borrowing Money:"

Securities Lending

PowerShares Dynamic Media Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Fund receives liquid collateral equal to at least 102% of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

Effective immediately, the following language is inserted on page 92 immediately following the section titled "Additional Information About the Funds' Strategies and Risks—Additional Risks of Investing in the Funds—Risks of Futures and Options:"

Securities Lending Risk

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If PowerShares Dynamic Media Portfolio is not able to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and the Fund will bear any loss on the investment of cash collateral.

Please Retain This Supplement For Future Reference.

P-PS-PRO-7 SUP-1 011212

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JANUARY 12, 2012 TO THE
PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares CleantechTM Portfolio
PowerShares DWA Technical LeadersTM Portfolio
PowerShares Global Listed Private Equity Portfolio
PowerShares Golden Dragon Halter USX China Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Morningstar StockInvestor Core Portfolio
PowerShares S&P 500 BuyWrite Portfolio
PowerShares S&P 500® High Quality Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio

Effective immediately, on page 89, the section titled "Additional Information About the Funds' Strategies and Risks—Non-Principal Investment Strategies—Securities Lending" is deleted and replaced with the following:

Securities Lending

Each of PowerShares CleantechTM Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Morningstar StockInvestor Core Portfolio, PowerShares Water Resources Portfolio and PowerShares WilderHill Clean Energy Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, each such Fund receives liquid collateral equal to at least 102% of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

Effective immediately, on page 90, the section titled "Additional Information About the Funds' Strategies and Risks—Additional Risks of Investing in the Funds—Securities Lending Risk" is deleted and replaced with the following:

Securities Lending Risk

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If PowerShares CleantechTM Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Morningstar StockInvestor Core Portfolio, PowerShares Water Resources Portfolio or PowerShares WilderHill Clean Energy Portfolio are not able to recover the securities loaned, they may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and a Fund will bear any loss on the investment of its cash collateral.

Please Retain This Supplement For Future Reference.

P-PS-PRO-4 SUP-2 011212

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JANUARY 12, 2012 TO THE
PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Dynamic Basic Materials Sector Portfolio
PowerShares Dynamic Consumer Discretionary Sector Portfolio
PowerShares Dynamic Consumer Staples Sector Portfolio
PowerShares Dynamic Energy Sector Portfolio
PowerShares Dynamic Financial Sector Portfolio
PowerShares Dynamic Healthcare Sector Portfolio
PowerShares Dynamic Industrials Sector Portfolio
PowerShares Dynamic Technology Sector Portfolio
PowerShares Dynamic Utilities Portfolio
PowerShares NASDAQ Internet Portfolio

Effective immediately, the following language is inserted on page 71 immediately following the section titled "Additional Information About the Funds' Strategies and Risks—Non-Principal Investment Strategies—Borrowing Money:"

Securities Lending

PowerShares NASDAQ Internet Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Fund receives liquid collateral equal to at least 102% of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

Effective immediately, the following language is inserted on page 71 immediately following the section titled "Additional Information About the Funds' Strategies and Risks—Additional Risks of Investing in the Funds—Risks of Futures and Options:"

Securities Lending Risk

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If PowerShares NASDAQ Internet Portfolio is not able to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and the Fund will bear any loss on the investment of cash collateral.

Please Retain This Supplement For Future Reference.

P-PS-PRO-3 SUP-2 011212

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JANUARY 12, 2012 TO THE
PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Fundamental Pure Large Growth Portfolio
PowerShares Fundamental Pure Large Core Portfolio
PowerShares Fundamental Pure Large Value Portfolio
PowerShares Fundamental Pure Mid Growth Portfolio
PowerShares Fundamental Pure Mid Core Portfolio
PowerShares Fundamental Pure Mid Value Portfolio
PowerShares Fundamental Pure Small Growth Portfolio
PowerShares Fundamental Pure Small Core Portfolio
PowerShares Fundamental Pure Small Value Portfolio

Effective immediately, the following language is inserted on page 65 immediately following the section titled "Additional Information About the Funds' Strategies and Risks—Non-Principal Investment Strategies—Borrowing Money:"

Securities Lending

PowerShares Fundamental Pure Small Value Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the Fund receives liquid collateral equal to at least 102% of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

Effective immediately, the following language is inserted on page 66 immediately following the section titled "Additional Information About the Funds' Strategies and Risks—Additional Risks of Investing in the Funds—Risks of Futures and Options:"

Securities Lending Risk

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If PowerShares Fundamental Pure Small Value Portfolio is not able to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and the Fund will bear any loss on the investment of cash collateral.

Please Retain This Supplement For Future Reference.

P-STYLE-PRO-1 SUP-2 011212

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JANUARY 12, 2012 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED AUGUST 31, 2011

Effective immediately, on page 7, the section titled "Investment Policies and Risks—Lending Portfolio Securities" is deleted and replaced with the following:

Lending Portfolio Securities. Each of PowerShares CleantechTM Portfolio, PowerShares Dynamic Media Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Fundamental Pure Small Value Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Morningstar StockInvestor Core Portfolio, PowerShares NASDAQ Internet Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio and PowerShares Zacks Micro Cap Portfolio may lend their portfolio securities (principally to brokers, dealers or other financial institutions) to generate additional income. Such loans are callable at any time and are continuously secured by segregated cash collateral equal to at least 102% of the market value, determined daily, of the loaned securities. Each such Fund may lend portfolio securities to the extent of one-third of its total assets. A Fund will lend its securities only to parties that its investment adviser has determined are in good standing and when, in the investment adviser's judgment, the potential income earned would justify the risks.

A Fund will not have the right to vote securities while they are on loan, but it will call a loan in anticipation of an important vote. A Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If a Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Securities lending also involves exposure to operational risk (the risk of loss resulting from errors in the settlement and accounting process) and "gap risk" (the risk that the return on cash collateral reinvestments will be less than the fees paid to the borrower).

Any cash received as collateral for loaned securities will be invested, in accordance with the investment guidelines of a Fund, in an affiliated money market fund. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether a Fund is complying with its investment policies, strategies and restrictions, the Fund will consider the loaned securities as assets of the respective Fund, but will not consider any collateral received as an asset of that Fund. A Fund will bear any loss on the investment of its cash collateral.

For a discussion of the federal income tax considerations relating to lending portfolio securities, see "Taxes."

Effective immediately, on page 58, the section titled "Management—Securities Lending Agents" is deleted and replaced with the following:

Securities Lending Agents. Brown Brothers Harriman & Co. ("BBH") acts as the securities lending agent for PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Fundamental Pure Small Value Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares Morningstar StockInvestor Core Portfolio, PowerShares NASDAQ Internet Portfolio and PowerShares Water Resources Portfolio, and Citibank N.A. ("Citi") acts as the securities lending agent for PowerShares CleantechTM Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares WilderHill Clean Energy Portfolio and PowerShares Zacks Micro Cap Portfolio. In their capacity as securities lending agents, each of BBH and Citi, among other things, enters into and maintains securities loan agreements with borrowers, negotiates fees with borrowers, delivers securities to borrowers, receives collateral from borrowers in connection with each loan, holds and safekeeps the collateral on behalf of each Fund and invests the cash collateral in accordance with the Adviser's instructions. The securities lending agents will receive fees from each Fund and such fee will be calculated on, and deducted from, that Fund's securities lending revenues.

Please Retain This Supplement For Future Reference.

P-PS-SAI SUP-2 011212